COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company has entered into lease agreements for offices and warehouses located in California.
A
s of September 30, 2022, the monthly lease payments for the leases range from approximately $36 thousand to approximately $124 thousand and the leases expire at various times through November 2028. Some of the leases contain renewal options.
Minimum rent payments under all operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent, and any difference between rental payments and straight-line is recognized as deferred rent in the accompanying condensed consolidated balance sheet.
Ren
t expense for the nine months ended September 30, 2022 and 2021 was approximately $4.1 million and $2.7 million, respectively, and is included in general and administrative expenses in the condensed consolidated statements of operations.
I
n July 2018, the Company assumed the operating lease for office space of the entity with which an asset purchase agreement (APA) was executed. The monthly lease payment is $75 thousand and expires in May 2023. The future minimum lease payments are included in the table below. The Company subleased the office space to a third-party in December 2018 for approximately $87 thousand per month. The sublease agreement will expire in May 2023. Future rental income is approximately $1.0 million for 2022 and approximately $435 thousand for 2023.
Future minimum lease payments under
non-cancelable
terms are as follows (in thousands):

As of September 30, 2022
2022 (remaining payments)	$570
2023	1,272
2024	873
2025	900
2026	927
Thereafter	1,853

Total minimum lease payments	$6,395

Litigation
In the ordinary course of business, the Company may face various claims brought by third parties and the Company may, from time to time, make claims or take legal actions to assert its rights, including intellectual property disputes, contractual disputes, and other commercial disputes. Any of these claims could subject the Company to litigation. As of September 30, 2022 there are no claims that would cause a material impact on the condensed consolidated financial statements.
Indemnities
The Company’s directors and officers agreements require us, among other things, to indemnify the director or officer against specified expenses and liabilities, such as attorneys’ fees, judgments, fines and settlements, paid by the individual in connection with any action, suit or proceeding arising out of the individual’s status or service as our director or officer, other than liabilities arising from willful misconduct or conduct that is knowingly fraudulent or deliberately dishonest, and to advance expenses incurred by the individual in connection with any proceeding against the individual with respect to which the individual may be entitled to indemnification by the Company. The Company also indemnifies its lessor in connection with its facility lease for certain claims arising from the use of the facilities.
These indemnities do not provide for any limitation of the maximum potential future payments the Company could be obligated to make. Historically, the Company has not incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities in the accompanying condensed consolidated balance sheets.

Nogin Inc [Member]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company has entered into lease agreements for offices and warehouses located in California.
As
 of December 31, 2021, the monthly lease payments for the leases range from approximately $35 thousand to approximately $82 thousand and the leases expire at various times through November 2028. Some of the leases contain renewal options.
Minimum rent payments under all operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent, and any difference between rental payments and straight-line is recognized as deferred rent in the accompanying consolidated balance sheet.
Rent
 expense for the years ended December 31, 2021, 2020 and 2019 was approximately $4.0 million, $2.8 million and $2.0 million, respectively, and is included in general and administrative expenses in the consolidated statements of operations.
In July 2018, the Company assumed the operating lease for office space of the entity with which an asset purchase agreement (APA) was executed. The monthly lease payment is
$75 thousand and expires in May 2023. The future minimum lease payments are included in the table below. The Company subleased the office space to a third-party in December 2018 for approximately $87 thousand per month. The sublease agreement will expire in May 2023. Future rental income is as follows: approximately $1.0 million per year during 2021 – 2022 and approximately $435 thousand in 2023.
Future minimum lease payments under
non-cancelable
terms are as follows (in thousands):

As of December 31, 2021
2022	$3,017
2023	1,272
2024	873
2025	900
2026	927
Thereafter	1,853

Total minimum lease payments	$8,842

Litigation
In the ordinary course of business, the Company may face various claims brought by third parties and the Company may, from time to time, make claims or take legal actions to assert its rights, including intellectual property disputes, contractual disputes, and other commercial disputes. Any of these claims could subject the Company to litigation. As of December 31, 2021 there are no claims that would cause a material impact on the consolidated financial statements.

Indemnities
The Company’s directors and officers agreements require us, among other things, to indemnify the director or officer against specified expenses and liabilities, such as attorneys’ fees, judgments, fines and settlements, paid by the individual in connection with any action, suit or proceeding arising out of the individual’s status or service as our director or officer, other than liabilities arising from willful misconduct or conduct that is knowingly fraudulent or deliberately dishonest, and to advance expenses incurred by the individual in connection with any proceeding against the individual with respect to which the individual may be entitled to indemnification by the Company. The Company also indemnifies its lessor in connection with its facility lease for certain claims arising from the use of the facilities.
These indemnities do not provide for any limitation of the maximum potential future payments the Company could be obligated to make. Historically, the Company has not incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities in the accompanying consolidated balance sheets.